Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill

	December 31, 2014	December 31, 2013
Balance at beginning of the year	845.5	1,020.1
Translation adjustment	(89.2)	(174.6)

Balance at end of the year	756.3	845.5